Leases - Summary of future minimum lease payments to be received under noncancelable operating leases (Detail) ¥ in Millions	Sep. 30, 2018 JPY (¥)
Leases [Abstract]
Minimum lease payments to be received, Total	¥ 15,055
Minimum lease payments to be received, Less than 1 year	1,412
Minimum lease payments to be received, 1 to 2 years	1,412
Minimum lease payments to be received, 2 to 3 years	1,412
Minimum lease payments to be received, 3 to 4 years	1,407
Minimum lease payments to be received, 4 to 5 years	1,347
Minimum lease payments to be received, More than 5 years	¥ 8,065